iShares
®
MSCI Spain ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  — 40.9%
Banco Bilbao Vizcaya Argentaria SA ............ 9,117,342 $ 212,950,627
Banco de Sabadell SA ..................... 15,318,834 51,794,013
Banco Santander SA ...................... 24,902,207 311,423,052
Bankinter SA ............................ 2,213,031 37,180,370
CaixaBank SA ........................... 5,676,146 76,636,863
689,984,925
a
Construction & Engineering  — 8.8%
ACS Actividades de Construccion y Servicios SA ... 501,628 72,707,341
Ferrovial N.V. ........................... 1,112,641 76,103,143
148,810,484
a
Diversified Telecommunication Services  — 5.6%
Cellnex Telecom SA
(a)
...................... 1,386,732 46,403,736
Telefonica SA ........................... 10,336,525 47,288,472
93,692,208
a
Electric Utilities  — 20.2%
Acciona SA ............................. 129,079 37,028,595
Endesa SA ............................. 1,138,599 47,624,289
Iberdrola SA ............................ 10,139,328 230,181,304
Redeia Corp. SA ......................... 1,545,972 26,561,450
341,395,638
a
Gas Utilities  — 3.2%
Naturgy Energy Group SA ................... 1,620,120 53,664,265
a
Hotels, Restaurants & Leisure  — 4.2%
Amadeus IT Group SA ..................... 1,101,904 70,292,547
a
Insurance  — 1.2%
Mapfre SA ............................. 4,409,415 20,618,710
a
Security Shares Value
a
IT Services  — 1.4%
Indra Sistemas SA ........................ 359,897 $ 23,931,693
a
Oil, Gas & Consumable Fuels  — 4.1%
Repsol SA ............................. 2,681,826 69,245,500
a
Passenger Airlines  — 1.7%
International Consolidated Airlines Group SA, Class DI 5,009,188 28,846,136
a
Specialty Retail  — 4.6%
Industria de Diseno Textil SA ................. 1,251,555 77,132,371
a
Transportation Infrastructure  — 3.4%
Aena SME SA
(a)
.......................... 1,995,301 57,895,876
a
a
Total Long-Term Investments — 99.3%
(Cost: $1,174,561,475) ............................... 1,675,510,353
a
Short-Term Securities
Money Market Funds  —  0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.58%
(b)(c)
............................ 550,887 550,887
a
Total Short-Term Securities — 0.0%
(Cost: $550,887) ................................... 550,887
Total Investments — 99.3%
(Cost: $ 1,175,112,362) ............................... 1,676,061,240
Other Assets Less Liabilities — 0.7% ..................... 12,269,396
Net Assets — 100.0% ................................. $ 1,688,330,636
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ —  $ —  $ (4,408)
(b)
$ 4,408  $ —  $ —  —  $ 20,896
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 430,000  120,887
(b)
—  —  —  550,887  550,887  24,590  —
$ —  $ 4,408  $ —
$ 550,887
$ 45,486  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Spain ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ........................................................................ 66 06/19/26 $ 14,174 $ 250,780
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 74,185,739  $ 1,601,324,614  $ —  $ 1,675,510,353
Short-Term Securities
Money Market Funds ...................................... 550,887  —  —  550,887
$ 74,736,626  $ 1,601,324,614  $ —  $ 1,676,061,240
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 250,780  $ —  $ —  $ 250,780
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.